OTHER LIABILITIES	12 Months Ended
Jun. 30, 2014
OTHER LIABILITIES [Abstract]
OTHER LIABILITIES

NOTE 11. OTHER LIABILITIES

Other liabilities consisted of the following as of June 30:

	2014	2013
Venture agreement net terminal obligation	$290	$284
Employee benefit obligations	289	270
Taxes	76	74
Other	113	114
Total	$768	$742

Venture Agreement

The Company has an agreement with The Procter & Gamble Company (P&G) for its Glad® plastic bags, wraps and containers business. The Company maintains a net terminal obligation liability, which reflects the estimated value of the contractual requirement to repurchase P&G's interest at the termination of the agreement. As of June 30, 2014 and 2013, P&G had a 20% interest in the venture. The Company pays a royalty to P&G for its interest in the profits, losses and cash flows, as contractually defined, of the Glad® business, which is included in cost of products sold.

The agreement, entered into in 2003, has a 20-year term, with a 10-year renewal option and can be terminated under certain circumstances, including at P&G's option upon a change in control of the Company or, at either party's option, upon the sale of the Glad® business by the Company. Upon termination of the agreement, the Company will purchase P&G's interest for cash at fair value as established by predetermined valuation procedures. Following termination, the Glad® business will retain the exclusive core intellectual property licenses contributed by P&G on a royalty-free basis for the licensed products marketed.

Deferred Gain on Sale-leaseback Transaction

In December 2012, the Company completed a sale-leaseback transaction under which it sold its general office building in Oakland, Calif., to an unrelated party for net proceeds of $108 and entered into a 15-year operating lease agreement with renewal options with the buyer for a portion of the building. The Company deferred recognition of the portion of the total gain on the sale that was equivalent to the present value of the lease payments and will continue to amortize such amount to earnings ratably over the lease term. As of June 30, 2014 and 2013, the long-term portion of the deferred gain of $43 and $47, respectively, was included in Other in the table above.